Other assets - Summary Of Detailed Information About Other Assets (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other assets [member]
Statement [LineItems]
Amortisation expense	₨ 1,257	₨ 1,237